Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Schedule of debt

Carrying value (at amortized cost) at
	USD	Outstanding at	Outstanding at
	equivalent	December 31,	December 31,
	face value	2022 (in local	2022	December 31,	December 31,	December 31,
($ in thousands)	at issuance	currency)	(in USD)	2022	2021	2020
Burford Capital PLC
6.500% Bonds due 2022	$ 143,176	£-	$ -	$ -	$ 83,396	$ 117,082
6.125% Bonds due 2024	$ 144,020	£100,000	$ 120,390	$ 119,993	$ 134,092	$ 135,561
5.000% Bonds due 2026	$ 225,803	£175,000	$ 210,683	$ 209,466	$ 234,153	$ 236,794

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 180,000	$ 180,000	$ 180,000	$ 179,080	$ 178,728	$ 178,377

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 400,000	$ 400,000	$ 400,000	$ 393,430	$ 392,188	$ -
6.875% Senior Notes due 2030	$ 360,000	$ 360,000	$ 360,000	$ 350,301	$ -	$ -
Total debt				$ 1,252,270	$ 1,022,557	$ 667,814

Fair value(1) at
	December 31,	December 31,	December 31,
	2022	2021	2020
Burford Capital PLC
6.500% Bonds due 2022	$ -	$ 85,560	$ 117,587
6.125% Bonds due 2024	$ 116,381	$ 140,430	$ 133,726
5.000% Bonds due 2026	$ 186,186	$ 236,909	$ 220,764

Burford Capital Finance LLC
6.125% Bonds due 2025	$ 164,594	$ 185,855	$ 174,006

Burford Capital Global Finance LLC
6.250% Senior Notes due 2028	$ 358,608	$ 422,872	$ -
6.875% Senior Notes due 2030	$ 321,314	$ -	$ -
Total debt	$ 1,147,083	$ 1,071,626	$ 646,083
1.

The Group’s outstanding indebtedness is held at amortized cost in the consolidated financial statements and these values represent the fair value equivalent amounts. The Group’s debt securities are classified as Level 1 within the fair value hierarchy.

Schedule of changes from cash flows and non-cash changes of debt issued, unamortized issuance costs and total finance costs

	For the year ended December 31,
($ in thousands)	2022	2021	2020
At beginning of period	1,036,475	677,370	665,342
Debt issued, net of original issue discount	357,271	400,000	-
Debt issuance costs	(7,912)	(8,742)	-
Finance costs	77,389	58,647	39,048
Interest paid	(70,781)	(51,270)	(37,890)
Foreign exchange (gain)/loss	(43,446)	(5,601)	15,834
Debt extinguishment	(79,911)	(33,929)	(4,964)
At end of period	1,269,085	1,036,475	677,370

Debt payable	1,252,270	1,022,557	667,814
Debt interest payable	16,815	13,918	9,556
Total debt and interest payable	1,269,085	1,036,475	677,370

The table below sets forth unamortized issuance costs of the outstanding indebtedness at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
6.500% Bonds due 2022	-	199	515
6.125% Bonds due 2024	397	678	929
6.125% Bonds due 2025	920	1,272	1,623
5.000% Bonds due 2026	1,216	1,695	2,063
6.250% Senior Notes due 2028	6,570	7,812	-
6.875% Senior Notes due 2030	7,212	-	-

The table below sets forth the components of total finance costs of the outstanding indebtedness for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
(S in thousands)	2022	2021	2020	2019
Debt interest expense	74,116	56,454	37,814	37,528
Debt issuance costs incurred as finance costs	3,273	2,193	1,234	1,219
Total finance costs	77,389	58,647	39,048	38,747